Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and principal activities
Schedule of assets and liabilities and results of operations and cash flows of the VIE and its subsidiaries

	As of December 31,
	2023	2024
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	82,860	84,136	11,527
Restricted cash	132	—	—
Accounts and notes receivable, net	34,046	50,032	6,854
Prepayments and other current assets	16,457	11,412	1,564
Amounts due from the Company and its subsidiaries	214,042	232,201	31,811
Total current assets	347,537	377,781	51,756
Non-current assets:
Property and equipment, net	1,373	3,680	504
Operating lease right-of-use assets	4,081	8,879	1,216
Intangible assets, net	17,941	13,765	1,886
Goodwill	37,785	37,785	5,177
Long-term investments	79,031	79,120	10,839
Deferred tax assets	1,072	131	18
Other non-current assets	332	731	100
Total non-current assets	141,615	144,091	19,740
Total assets	489,152	521,872	71,496
LIABILITIES:
Current liabilities:
Short-term loan	—	3,000	411
Accounts payable	16,644	26,479	3,628
Deferred revenue and customer deposits	125,767	129,918	17,799
Operating lease liabilities	4,007	2,750	377
Accrued liabilities and other current liabilities	64,967	68,349	9,363
Amounts due to the Company and its subsidiaries	671,001	439,818	60,255
Total current liabilities	882,386	670,314	91,833
Non-current liabilities:
Operating lease liabilities	629	6,437	882
Deferred tax liabilities	3,994	3,059	419
Other non-current liabilities	563	567	78
Total non-current liabilities	5,186	10,063	1,379
Total liabilities	887,572	680,377	93,212

Summary of results of operations and cash flows of VIE and subsidiaries

The table sets forth the results of operations and cash flows of the VIE and its subsidiaries included in the Company’s consolidated statements of comprehensive loss and cash flows.

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	322,066	285,304	306,884	42,043
Cost of revenues	(97,270)	(82,495)	(93,902)	(12,865)
Net (loss)/income	(75,486)	(45,313)	2,266	310
Net cash (used in)/provided by operating activities	(113,809)	55,921	2,580	353
Net cash provided by/(used in) investing activities	29,682	22,120	(4,436)	(608)
Net cash (used in)/provided by financing activities	(65,000)	(59,900)	3,000	411